UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300, Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Huntington US Equity Rotation Strategy ETF	July 31, 2015 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	9.0%
Consumer Staples	11.3%
Energy	4.1%
Financials	11.9%
Health Care	24.3%
Industrials	6.9%
Information Technology	24.6%
Materials	1.9%
Telecommunication Services	1.0%
Utilities	2.0%
Exchange-Traded Fund	3.0%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value
Common Stocks — 94.3%
Consumer Discretionary — 8.8%
36	Advance Auto Parts, Inc.	$6,272
66	Amazon.com, Inc. †	35,386
132	Ann, Inc. †	6,039
60	Bed Bath & Beyond, Inc. †	3,914
90	Best Buy Co., Inc.	2,906
120	Cato Corp., Class A	4,609
156	CBS Corp., Class B	8,341
6	Chipotle Mexican Grill, Inc. †	4,453
504	Comcast Corp., Class A	31,455
18	CST Brands, Inc.	682
72	Discovery Communications, Inc. †	2,182
72	Discovery Communications, Inc., Class A †	2,377
58	Dollar Tree, Inc. †	4,526
36	Expedia, Inc.	4,372
54	Foot Locker, Inc.	3,810
870	Ford Motor Co.	12,903
90	Gap, Inc.	3,283
192	Goodyear Tire & Rubber Co.	5,785
210	H & R Block, Inc.	6,991
78	Harley-Davidson, Inc.	4,547
300	Home Depot, Inc.	35,108
162	Interpublic Group of Cos., Inc.	3,451
114	Johnson Controls, Inc.	5,194
66	L Brands, Inc.	5,328
60	Lennar Corp., Class A	3,182
258	Lowe’s Cos., Inc.	17,895
102	Macy’s, Inc.	7,044
84	Marriott International, Inc., Class A	6,099
174	McDonald’s Corp.	17,376
840	Monarch Casino & Resort, Inc. †	15,632
18	Murphy USA, Inc. †	986
84	Netflix, Inc. †	9,602
114	News Corp., Class A †	1,679
144	NIKE, Inc., Class B	16,592
744	Office Depot, Inc. †	5,952
30	O’Reilly Automotive, Inc. †	7,209
12	Priceline.com, Inc. †	14,923

Shares		Market Value
Common Stocks — (Continued)
Consumer Discretionary — (Continued)
108	Ross Stores, Inc.	$5,741
288	Starbucks Corp.	16,684
60	Starwood Hotels & Resorts Worldwide, Inc.	4,768
144	Target Corp.	11,786
66	Tempur-Pedic International, Inc. †	4,986
78	Time Warner Cable, Inc.	14,821
204	Time Warner, Inc.	17,960
27	Time, Inc.	603
144	TJX Cos., Inc.	10,054
36	Tractor Supply Co.	3,331
487	Twenty-First Century Fox, Inc., Class A	16,797
72	V.F. Corp.	5,550
126	Viacom, Inc., Class B	7,182
366	Walt Disney Co.	43,919
36	Whirlpool Corp.	6,399
48	Wyndham Worldwide Corp.	3,961
84	Yum! Brands, Inc.	7,372

		509,999

Consumer Staples — 11.0%
1,358	Altria Group, Inc.	73,848
180	Archer-Daniels-Midland Co.	8,536
90	Clorox Co.	10,075
876	Coca-Cola Co.	35,986
192	Colgate-Palmolive Co.	13,060
426	Costco Wholesale Corp.	61,897
270	CVS Caremark Corp.	30,367
1,251	Hormel Foods Corp.	74,071
546	J & J Snack Foods Corp.	64,624
54	Keurig Green Mountain, Inc.	4,052
90	Kimberly-Clark Corp.	10,347
60	Lancaster Colony Corp.	5,593
590	McCormick & Co., Inc.	48,386
384	Mondelez International, Inc.	17,330
42	Monster Beverage Corp. †	6,449
312	PepsiCo, Inc.	30,061
438	Procter & Gamble Co.	33,594
641	Reynolds American, Inc.	54,991

See Notes to Portfolio of Investments.

Huntington US Equity Rotation Strategy ETF (Unaudited) (Continued)

Shares		Market Value
Common Stocks — (Continued)
Consumer Staples — (Continued)
54	The Estee Lauder Cos., Inc., Class A	$4,812
129	The Kraft Heinz Co.	10,252
168	Walgreens Boots Alliance, Inc.	16,234
324	Wal-Mart Stores, Inc.	23,322
84	Whole Foods Market, Inc.	3,058

		640,945

Energy — 4.0%
146	Anadarko Petroleum Corp.	10,855
170	Baker Hughes, Inc.	9,886
252	Cabot Oil & Gas Corp.	6,592
428	California Resources Corp.	1,810
744	ConocoPhillips	37,452
474	Devon Energy Corp.	23,425
24	Energy Transfer Partners	1,229
120	EOG Resources, Inc.	9,263
356	Helmerich & Payne, Inc.	20,555
468	Hess Corp.	27,617
268	HollyFrontier Corp.	12,934
120	Kinder Morgan, Inc.	4,157
204	Marathon Petroleum Corp.	11,153
104	Pioneer Natural Resources Co.	13,184
304	Schlumberger, Ltd.	25,177
13	Seventy Seven Energy, Inc. †	41
144	The Williams Cos., Inc.	7,557
138	Valero Energy Corp.	9,053

		231,940

Financials — 11.6%
96	ACE, Ltd.	10,442
120	AFLAC, Inc.	7,686
132	Allstate Corp.	9,101
240	American Express Co.	18,255
168	American International Group, Inc.	10,772
90	American Tower Corp.	8,560
78	Ameriprise Financial, Inc.	9,802
324	Apartment Investment and Management Co., Class A	12,661
2,166	Bank of America Corp.	38,728
276	Bank of New York Mellon Corp.	11,978
174	BB&T Corp.	7,007
348	Berkshire Hathaway, Inc., Class B †	49,673
36	BlackRock, Inc.	12,108
138	Capital One Financial Corp.	11,219
144	CBOE Holdings, Inc.	8,925
126	CBRE Group, Inc., Class A †	4,784
294	Charles Schwab Corp.	10,255
84	Chubb Corp.	10,444
570	Citigroup, Inc.	33,322
138	Discover Financial Services	7,702
294	Fifth Third Bancorp	6,195
126	Franklin Resources, Inc.	5,739
114	Goldman Sachs Group, Inc.	23,379
162	Hartford Financial Services Group, Inc.	7,703
228	Host Hotels & Resorts, Inc.	4,419
138	Invesco, Ltd.	5,327
732	J.P. Morgan Chase & Co.	50,164
24	Jones Lang LaSalle, Inc.	4,273
408	KeyCorp	6,055
102	Lincoln National Corp.	5,745
186	Marsh & McLennan Cos., Inc.	10,777

Shares		Market Value
Common Stocks — (Continued)
Financials — (Continued)
96	McGraw-Hill Cos., Inc.	$9,768
228	MetLife, Inc.	12,709
90	Moody’s Corp.	9,939
354	Morgan Stanley	13,749
90	Northern Trust Corp.	6,884
114	PNC Financial Services Group	11,193
132	Prologis, Inc.	5,361
138	Prudential Financial, Inc.	12,194
36	Public Storage, Inc.	7,386
354	Regions Financial Corp.	3,678
222	Safety Insurance Group, Inc.	12,873
66	Simon Property Group, Inc.	12,356
48	SL Green Realty Corp.	5,527
138	State Street Corp.	10,565
144	SunTrust Banks, Inc.	6,385
84	T. Rowe Price Group, Inc.	6,479
102	Travelers Cos., Inc.	10,824
360	U.S. Bancorp	16,276
36	Urban Edge Properties	773
378	Urstadt Biddle Properties, Class A	7,220
72	Vornado Realty Trust	7,024
984	Wells Fargo & Co.	56,943
180	Weyerhaeuser Co.	5,524
37	WP GLIMCHER, Inc.	501

		675,331

Health Care — 23.5%
311	Abbott Laboratories	15,765
311	AbbVie, Inc.	21,773
102	Aetna, Inc.	11,523
102	Agilent Technologies, Inc.	4,177
41	Alexion Pharmaceuticals, Inc. †	8,095
34	Allergan PLC †	11,259
150	Amgen, Inc.	26,489
78	Anthem, Inc.	12,033
128	Baxalta, Inc. †	4,202
128	Baxter International, Inc.	5,130
204	Becton, Dickinson & Co.	31,039
194	Biogen Idec, Inc. †	61,842
345	Bristol-Myers Squibb Co.	22,646
174	Celgene Corp. †	22,838
636	Cerner Corp. †	45,614
190	Cooper Cos., Inc.	33,630
798	CryoLife, Inc.	8,738
60	DaVita, Inc. †	4,742
529	Edwards Lifesciences Corp. †	80,492
246	Eli Lilly & Co.	20,789
162	Express Scripts Holding Co. †	14,591
186	Gilead Sciences, Inc.	21,922
12	Halyard Health, Inc. †	489
312	Henry Schein, Inc. †	46,170
180	Hologic, Inc. †	7,499
54	Hospira, Inc. †	4,830
417	Humana, Inc.	75,932
948	IDEXX Laboratories, Inc. †	68,947
120	Intuitive Surgical, Inc. †	63,980
582	Johnson & Johnson	58,322
20	Laboratory Corp. of America Holdings †	2,546
18	Mallinckrodt PLC †	2,231
330	McKesson Corp.	72,788
343	Medtronic PLC	26,888

See Notes to Portfolio of Investments.

Huntington US Equity Rotation Strategy ETF (Unaudited) (Continued)

Shares		Market Value
Common Stocks — (Continued)
Health Care — (Continued)
547	Merck & Co., Inc.	$32,251
208	Mettler-Toledo International, Inc. †	70,220
144	Mylan NV †	8,063
330	Perrigo Co. PLC	63,427
1,227	Pfizer, Inc.	44,246
1,175	Prestige Brands Holdings, Inc. †	55,953
25	Regeneron Pharmaceuticals, Inc. †	13,842
90	St. Jude Medical, Inc.	6,644
90	Stryker Corp.	9,204
403	Thermo Fisher Scientific, Inc.	56,231
696	UnitedHealth Group, Inc.	84,493
54	Vertex Pharmaceuticals, Inc. †	7,290

		1,371,815

Industrials — 6.7%
138	3M Co.	20,885
60	ADT Corp.	2,072
24	Allegiant Travel Co.	5,106
30	Allegion PLC	1,897
79	Ametek, Inc.	4,191
144	Boeing Co.	20,760
60	C.H. Robinson Worldwide, Inc.	4,209
264	CSX Corp.	8,258
60	Cummins, Inc.	7,772
144	Danaher Corp.	13,185
108	Deere & Co.	10,214
156	Eaton Corp. PLC	9,450
66	FedEx Corp.	11,314
72	General Dynamics Corp.	10,736
2,052	General Electric Co.	53,556
168	Honeywell International, Inc.	17,648
120	Illinois Tool Works, Inc.	10,737
90	Ingersoll-Rand PLC	5,526
90	ITT Corp.	3,420
36	Kansas City Southern Industries, Inc.	3,571
48	Lincoln Electric Holdings, Inc.	2,906
66	Lockheed Martin Corp.	13,669
144	Masco Corp.	3,800
77	Norfolk Southern Corp.	6,493
60	Northrop Grumman Corp.	10,381
24	Now, Inc. †	418
30	Oshkosh Truck Corp.	1,096
114	PACCAR, Inc.	7,392
60	Parker Hannifin Corp.	6,765
31	Pentair PLC	1,885
84	Raytheon Co.	9,164
42	Rockwell Automation, Inc.	4,905
180	Rollins, Inc.	5,220
36	Roper Industries, Inc.	6,022
252	Southwest Airlines Co.	9,122
54	Stanley Black & Decker, Inc.	5,696
90	Textron, Inc.	3,933
16	Topbuild Corp. †	460
120	Tyco International PLC	4,559
161	Union Pacific Corp.	15,712
192	United Parcel Service, Inc., Class B	19,653
168	United Technologies Corp.	16,852
4	Veritiv Corp. †	149
156	Waste Management, Inc.	7,976

Shares		Market Value
Common Stocks — (Continued)
Industrials — (Continued)
60	WestRock Co. †	$3,784

		392,519

Information Technology — 23.9%
138	Adobe Systems, Inc. †	11,315
66	Akamai Technologies, Inc. †	5,063
120	Altera Corp.	5,959
624	Amphenol Corp., Class A	35,199
2,070	Apple Computer, Inc.	251,092
84	Autodesk, Inc. †	4,249
126	Automatic Data Processing, Inc.	10,051
102	Cardtronics, Inc. †	3,781
42	CDK Global, Inc.	2,169
1,026	Cisco Systems, Inc.	29,159
42	Citrix Systems, Inc. †	3,176
156	Cognizant Technology Solutions Corp. †	9,844
360	Corning, Inc.	6,725
204	eBay, Inc. †	5,736
144	Electronic Arts, Inc. †	10,303
390	EMC Corp.	10,487
199	Equinix, Inc.	55,503
28	F5 Networks, Inc. †	3,756
468	Facebook, Inc. †	43,997
900	Fiserv, Inc. †	78,173
732	Gartner Group, Inc. †	64,833
174	Google, Inc., Class A †	114,405
42	Google, Inc., Class C †	26,276
396	Hewlett-Packard Co.	12,086
468	Ingram Micro, Inc., Class A †	12,744
942	Intel Corp.	27,271
66	Intuit, Inc.	6,981
726	Jack Henry & Associates, Inc.	50,718
138	Juniper Networks, Inc.	3,922
53	Keysight Technologies, Inc. †	1,619
192	Lam Research Corp.	14,759
492	MasterCard, Inc., Class A	47,921
318	Micron Technology, Inc. †	5,886
1,362	Microsoft Corp.	63,605
96	NetApp, Inc.	2,990
216	NVIDIA Corp.	4,309
690	Oracle Corp.	27,559
24	OSI Systems, Inc. †	1,684
180	Paychex, Inc.	8,352
204	PayPal Holdings, Inc. †	7,895
1,344	PC-Tel, Inc.	9,475
306	Qualcomm, Inc.	19,703
23	Rackspace Hosting, Inc. †	783
606	Red Hat, Inc. †	47,922
102	Rovi Corp. †	1,121
648	Salesforce.com, Inc. †	47,498
73	SanDisk Corp.	4,401
78	Seagate Technology PLC	3,947
270	Texas Instruments, Inc.	13,495
360	The Ultimate Software Group, Inc. †	66,315
108	Trimble Navigation, Ltd. †	2,495
384	Visa, Inc., Class A	28,931
78	Western Digital Corp.	6,713
252	Wex, Inc. †	25,714
450	Xerox Corp.	4,959
276	XO Group, Inc. †	4,093

See Notes to Portfolio of Investments.

Huntington US Equity Rotation Strategy ETF (Unaudited) (Continued)

Shares		Market Value
Common Stocks — (Continued)
Information Technology — (Continued)
318	Yahoo!, Inc. †	$11,661

		1,390,778

Materials — 1.8%
300	Alcoa, Inc.	2,961
120	CF Industries Holdings, Inc.	7,104
39	Chemours Co.	426
132	Clearwater Paper Corp. †	7,769
60	Cytec Industries, Inc.	4,454
246	Dow Chemical Co.	11,577
198	E.I. Du Pont de Nemours & Co.	11,040
84	Ecolab, Inc.	9,728
66	Hawkins, Inc.	2,408
90	International Paper Co.	4,308
102	Monsanto Co.	10,393
102	Nucor Corp.	4,502
60	PPG Industries, Inc.	6,503
60	Praxair, Inc.	6,848
18	Royal Gold, Inc.	908
102	Sealed Air Corp.	5,423
24	Sherwin-Williams Co.	6,666
72	United States Steel Corp.	1,402

		104,420

Telecommunication Services — 1.0%
295	AT&T, Inc.	10,248
776	Sprint Corp. †	2,615
942	Verizon Communications, Inc.	44,076

		56,939

Utilities — 2.0%
672	American States Water Co.	25,906
186	Edison International	11,162
462	El Paso Electric Co.	16,831
288	Exelon Corp.	9,242
420	New Jersey Resources Corp.	12,138
125	NextEra Energy, Inc.	13,150
144	NRG Energy, Inc.	3,233
78	Sempra Energy	7,939
318	Southern Co.	14,224

		113,825

Total Common Stocks (Cost $4,313,363)		$5,488,511

Exchange-Traded Fund — 2.9%
815	SPDR S&P 500 ETF Trust	171,557

Total Exchange-Traded Fund (Cost $158,175)		$171,557

Total Investments — 97.2% (Cost $4,471,538)		$5,660,068

Other Assets less Liabilities — 2.8%		163,316

Net Assets — 100.0%		$5,823,384

† Non-income producing security
ETF—Exchange-Traded Fund
SPDR—Standard & Poor’s Depository Receipts

See Notes to Portfolio of Investments.

Huntington EcoLogical Strategy ETF	July 31, 2015 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	15.6%
Consumer Staples	10.0%
Energy	0.2%
Financials	13.0%
Health Care	22.2%
Industrials	9.0%
Information Technology	25.7%
Materials	2.2%
Utilities	2.1%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value
Common Stocks — 95.7%
Consumer Discretionary — 15.0%
722	BorgWarner, Inc.	$35,891
71	Chipotle Mexican Grill, Inc. †	52,698
925	Expedia, Inc.	112,332
2,750	Gildan Activewear, Inc.	88,770
2,845	Lennar Corp., Class A	150,899
1,812	LKQ Corp. †	57,006
2,054	NIKE, Inc., Class B	236,662
1,900	Ross Stores, Inc.	101,004
3,240	Starbucks Corp.	187,694
1,085	TJX Cos., Inc.	75,755
674	V.F. Corp.	51,959

		1,150,670

Consumer Staples — 9.6%
896	Costco Wholesale Corp.	130,189
1,008	CVS Caremark Corp.	113,370
2,334	Hain Celestial Group, Inc. †	158,664
1,800	Hormel Foods Corp.	106,578
1,214	McCormick & Co., Inc.	99,560
2,524	Whitewave Foods Co. †	130,289

		738,650

Energy — 0.2%
519	Spectra Energy Corp.	15,705

Financials — 12.4%
1,115	Aon PLC	112,359
448	BlackRock, Inc.	150,672
2,552	CBRE Group, Inc., Class A †	96,899
758	Discover Financial Services	42,304
1,171	Jones Lang LaSalle, Inc.	208,485
1,900	Marsh & McLennan Cos., Inc.	110,086
1,440	State Street Corp.	110,246
230	T. Rowe Price Group, Inc.	17,740
2,120	The NASDAQ OMX Group, Inc.	108,184

		956,975

Health Care — 21.2%
2,280	Abbott Laboratories	115,573
282	Becton, Dickinson & Co.	42,906
240	Biogen Idec, Inc. †	76,507
1,520	Cerner Corp. †	109,014
338	Cooper Cos., Inc.	59,826

Shares		Market Value
Common Stocks — (Continued)
Health Care — (Continued)
1,700	Dr. Reddy’s Laboratories, Ltd. ADR	$109,395
880	Edwards Lifesciences Corp. †	133,900
757	Gilead Sciences, Inc.	89,220
551	HCA Holdings, Inc. †	51,249
560	Henry Schein, Inc. †	82,869
836	Humana, Inc.	152,227
211	Intuitive Surgical, Inc. †	112,499
1,100	Novartis AG ADR	114,125
1,600	Novo Nordisk A/S ADR	94,336
800	UnitedHealth Group, Inc.	97,120
760	Varian Medical Systems, Inc. †	65,413
2,116	West Pharmaceutical Services, Inc.	126,685

		1,632,864

Industrials — 8.6%
1,600	A.O. Smith Corp.	114,912
1,497	Air Lease Corp.	52,919
900	Carlisle Cos., Inc.	91,134
138	Cummins, Inc.	17,875
465	Eaton Corp. PLC	28,170
1,601	Illinois Tool Works, Inc.	143,241
800	J.B. Hunt Transport Services, Inc.	67,296
1,200	Middleby Corp. †	147,241

		662,788

Information Technology — 24.6%
988	Accenture PLC, Class A	101,872
2,040	Amphenol Corp., Class A	115,076
2,888	Apple Computer, Inc.	350,314
800	ASML Holding NV NYS	79,336
2,338	eBay, Inc. †	65,745
355	F5 Networks, Inc. †	47,620
911	Facebook, Inc. †	85,643
520	Google, Inc., Class A †	341,899
1,512	Jack Henry & Associates, Inc.	105,628
1,430	MasterCard, Inc., Class A	139,282
2,338	PayPal Holdings, Inc. †	90,481
500	Rackspace Hosting, Inc. †	17,015
1,538	Red Hat, Inc. †	121,625
2,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,642
1,919	Texas Instruments, Inc.	95,912

See Notes to Portfolio of Investments.

Huntington EcoLogical Strategy ETF (Unaudited) (Continued)

Shares		Market Value
Common Stocks — (Continued)
Information Technology — (Continued)
824	Wex, Inc. †	$84,081

		1,890,171

Materials — 2.1%
1,238	Ball Corp.	83,986
696	Ecolab, Inc.	80,604

		164,590

Utilities — 2.0%
827	NextEra Energy, Inc.	87,000
644	Sempra Energy	65,546

		152,546

Total Common Stocks (Cost $5,918,370)		$7,364,959

Total Investments — 95.7% (Cost $5,918,370)		$7,364,959

Other Assets less Liabilities — 4.3%		328,214

Net Assets — 100.0%		$7,693,173

† Non-income producing security
ADR—American Depositary Receipt
NYS—New York Shares

See Notes to Portfolio of Investments.

Huntington Strategy Shares

Notes to Portfolio of Investments

July 31, 2015 (Unaudited)

1. Organization

Huntington Strategy Shares (the “Trust”) was organized on September 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus, is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation Strategy ETF”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy ETF”) (individually referred to as a “Fund”, or collectively as the “Funds.”). Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its Portfolio of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Portfolios of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical assets.

•	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Huntington Strategy Shares

Notes to Portfolio of Investments, continued

July 31, 2015 (Unaudited)

2. Significant Accounting Policies (continued)

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of July 31, 2015, while the breakdown, by category, of common stocks is disclosed in the Portfolio Investments for each Fund.

	Level 1	Total Investments
US Equity Rotation Strategy ETF
Common Stocks(1)	$5,488,511	$5,488,511
Exchange-Traded Fund	171,557	171,557

Total Investments	$5,660,068	$5,660,068

EcoLogical Strategy ETF
Common Stocks(1)	$7,364,959	$7,364,959

Total Investments	$7,364,959	$7,364,959

(1)	Please see Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended July 31, 2015. As of July 31, 2015, no securities were categorized as Level 2 or Level 3.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

3. Federal Income Taxes

As of July 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
US Equity Rotation Strategy ETF	$4,486,249	$1,252,670	$(78,851)	$1,173,819
EcoLogical Strategy ETF	5,918,370	1,487,827	(41,238)	1,446,589

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to non-taxable distributions and mergers of underlying investments.

4. Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Huntington Strategy Shares

Notes to Portfolio of Investments, continued

July 31, 2015 (Unaudited)

4. Investment Risks (continued)

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Huntington Strategy Shares

By (Signature and Title)     /s/ Daniel Brewer

                                             Daniel Brewer, Chief Executive Officer

Date September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Daniel Brewer

                                             Daniel Brewer, Chief Executive Officer

Date September 21, 2015

By (Signature and Title)     /s/ Bryan W. Ashmus

                                             Bryan W. Ashmus, Treasurer

Date September 21, 2015